Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2014 and 2013:

	2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$47,992	$47,285	$52,631	$54,486
Net income (loss)	$2,740	$(7,990)	$381	$4,883
Net loss attributable to common stockholders	$(1,920)	$(12,378)	$(4,354)	$(2)
Net loss per share	$(0.03)	$(0.10)	$(0.03)	$(0.01)
	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$9,846	$12,319	$15,870	$30,881
Net loss	$(1,093)	$(5,270)	$(435)	$(17,671)
Net loss attributable to common stockholders	$(973)	$(4,515)	$(453)	$(18,723)
Net loss per share	$(0.06)	$(0.23)	$(0.02)	$(0.48)